Deferred tax assets and liabilities - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Offsetting amounts	$ 928	$ 752
Deferred tax assets	411	409
Deferred tax liabilities	(1,064)	(1,026)
Net deferred tax liabilities	$ (653)	$ (617)	$ (797)